Lincoln Life Flexible Premium Variable Life Account LMB-V

Financial Statements as of and for the Year Ended December 31, 2023 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln National Life Insurance Company

and Contract Owners of Lincoln Life Flexible

Premium Variable Life Account LMB-V

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the Lincoln Life Flexible Premium Variable Life Account LMB-V (the Account), as of December 31, 2023, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the related notes to the financial statements (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Flexible Premium Variable Life Account LMB-V at December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street, Philadelphia, PA 19103

T +1 215 561 7300 F +1 215 569 8709

mitchelltitus.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

Philadelphia, PA

April 18, 2024

APPENDIX

List of Subaccounts

–	BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares

–	BNY Mellon Stock Index Fund, Inc. - Initial Shares

–	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

–	BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares

–	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1

–	Columbia Variable Portfolio - Government Money Market Fund - Class 1

–	Columbia Variable Portfolio - Income Opportunities Fund - Class 1

–	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

–	Columbia Variable Portfolio - Small Cap Value Fund - Class 1

–	Columbia Variable Portfolio - Strategic Income Fund - Class 1

–	Franklin Growth and Income VIP Fund - Class 2

–	Franklin Large Cap Growth VIP Fund - Class 2

–	Franklin Strategic Income VIP Fund - Class 2

–	INVESCO V.I. American Franchise Fund - Series 1

–	INVESCO V.I. EQV International Equity Fund - Series 1

–	INVESCO V.I. Government Securities Fund - Series 1

–	INVESCO V.I. Technology Fund - Series 1

–	MFS VIT II Core Equity Portfolio - Initial Class

–	MFS VIT Growth Series - Initial Class

–	MFS VIT II High Yield Portfolio - Initial Class

–	MFS VIT Investor Trust Series - Initial Class

–	MFS VIT Research Series - Initial Class

–	MFS VIT Utilities Series - Initial Class

–	Templeton Growth VIP Fund - Class 2

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

Subaccount	Investments	Total Assets	Net Assets

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$17,223	$17,223	$17,223
BNY Mellon Stock Index Fund, Inc. - Initial Shares	4,283,691	4,283,691	4,283,691
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	67,117	67,117	67,117
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	333,856	333,856	333,856
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	4,686,553	4,686,553	4,686,553
Columbia Variable Portfolio - Government Money Market Fund - Class 1	904,408	904,408	904,408
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	1,069,520	1,069,520	1,069,520
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	813,182	813,182	813,182
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	2,943,177	2,943,177	2,943,177
Columbia Variable Portfolio - Strategic Income Fund - Class 1	1,109,608	1,109,608	1,109,608
Franklin Growth and Income VIP Fund - Class 2	3,918,991	3,918,991	3,918,991
Franklin Large Cap Growth VIP Fund - Class 2	358,034	358,034	358,034
Franklin Strategic Income VIP Fund - Class 2	1,542,824	1,542,824	1,542,824
Invesco V.I. American Franchise Fund - Series 1	606,490	606,490	606,490
Invesco V.I. EQV International Equity Fund - Series 1	4,231,495	4,231,495	4,231,495
Invesco V.I. Government Securities Fund - Series 1	118,586	118,586	118,586
Invesco V.I. Technology Fund - Series 1	1,258,468	1,258,468	1,258,468
MFS VIT II Core Equity Portfolio - Initial Class	122,927	122,927	122,927
MFS VIT Growth Series - Initial Class	2,975,820	2,975,820	2,975,820
MFS VIT II High Yield Portfolio - Initial Class	156,222	156,222	156,222
MFS VIT Investor Trust Series - Initial Class	4,041,733	4,041,733	4,041,733
MFS VIT Research Series - Initial Class	4,197,965	4,197,965	4,197,965
MFS VIT Utilities Series - Initial Class	508,072	508,072	508,072
Templeton Growth VIP Fund - Class 2	2,208,078	2,208,078	2,208,078

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF OPERATIONS

Year Ended December 31, 2023

Subaccount	Dividends from investment income	Mortality expense and guarantee charges	NET INVESTMENT INCOME (LOSS)	Net realized gain (loss) on investments	Dividends from net realized gain on investments	TOTAL NET REALIZED GAIN (LOSS) ON INVESTMENTS	Net change in unrealized appreciation or depreciation on investments	NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$-	$(292)	$(292)	$(2,554)	$-	$(2,554)	$14,812	$11,966
BNY Mellon Stock Index Fund, Inc. - Initial Shares	56,854	(28,816)	28,038	139,096	149,039	288,135	584,964	901,137
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	442	(798)	(356)	466	7,094	7,560	5,105	12,309
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	2,360	(3,183)	(823)	(9,747)	29,308	19,561	42,125	60,863
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	-	(28,454)	(28,454)	213,194	-	213,194	19,827	204,567
Columbia Variable Portfolio - Government Money Market Fund - Class 1	43,638	(8,624)	35,014	-	-	-	-	35,014
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	53,011	(7,026)	45,985	(23,830)	-	(23,830)	82,084	104,239
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	-	(6,614)	(6,614)	122,891	-	122,891	154,556	270,833
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	21,013	(18,488)	2,525	(93,119)	202,786	109,667	441,657	553,849
Columbia Variable Portfolio - Strategic Income Fund - Class 1	38,469	(7,486)	30,983	(14,348)	-	(14,348)	73,196	89,831
Franklin Growth and Income VIP Fund - Class 2	80,492	(24,546)	55,946	(473,631)	195,235	(278,396)	518,738	296,288
Franklin Large Cap Growth VIP Fund - Class 2	-	(4,234)	(4,234)	(22,274)	11,155	(11,119)	131,115	115,762
Franklin Strategic Income VIP Fund - Class 2	65,248	(10,453)	54,795	(28,154)	-	(28,154)	77,556	104,197
Invesco V.I. American Franchise Fund - Series 1	-	(5,754)	(5,754)	5,982	12,371	18,353	179,270	191,869
Invesco V.I. EQV International Equity Fund - Series 1	7,953	(25,305)	(17,352)	(37,120)	2,978	(34,142)	694,553	643,059
Invesco V.I. Government Securities Fund - Series 1	2,340	(1,054)	1,286	(831)	-	(831)	3,521	3,976
Invesco V.I. Technology Fund - Series 1	-	(7,474)	(7,474)	(201,530)	-	(201,530)	672,869	463,865
MFS VIT II Core Equity Portfolio - Initial Class	607	(963)	(356)	2,345	5,413	7,758	16,748	24,150
MFS VIT Growth Series - Initial Class	-	(19,144)	(19,144)	127,268	214,767	342,035	524,621	847,512
MFS VIT II High Yield Portfolio - Initial Class	8,800	(1,993)	6,807	(3,682)	-	(3,682)	12,384	15,509
MFS VIT Investor Trust Series - Initial Class	27,415	(26,158)	1,257	76,982	210,980	287,962	350,148	639,367
MFS VIT Research Series - Initial Class	20,100	(25,581)	(5,481)	55,275	212,427	267,702	519,139	781,360
MFS VIT Utilities Series - Initial Class	17,676	(4,749)	12,927	8,147	27,351	35,498	(63,760)	(15,335)
Templeton Growth VIP Fund - Class 2	68,783	(13,501)	55,282	(61,311)	-	(61,311)	394,390	388,361

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2022 and 2023

	BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	BNY Mellon Stock Index Fund, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	Columbia Variable Portfolio - Government Money Market Fund - Class 1	Columbia Variable Portfolio - Income Opportunities Fund - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2022	$47,717	$4,738,512	$73,094	$397,807	$5,278,860	$1,548,641	$1,219,602

Changes From Operations:
Net investment income (loss)	(414)	24,892	(482)	(1,092)	(30,155)	908	48,164
Total net realized gain (loss) on investments	3,171	431,000	4,721	95,343	642,587	-	10,030
Net change in unrealized appreciation or depreciation on investments	(25,804)	(1,336,914)	(21,765)	(169,848)	(689,179)	-	(187,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,047)	(881,022)	(17,526)	(75,597)	(76,747)	908	(129,066)

Change From Unit Transactions:
Net unit transactions	4,226	(80,555)	617	(4,811)	(955,717)	(506,723)	(109,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,226	(80,555)	617	(4,811)	(955,717)	(506,723)	(109,316)

TOTAL DECREASE IN NET ASSETS	(18,821)	(961,577)	(16,909)	(80,408)	(1,032,464)	(505,815)	(238,382)

NET ASSETS AT DECEMBER 31, 2022	28,896	3,776,935	56,185	317,399	4,246,396	1,042,826	981,220

Changes From Operations:
Net investment income (loss)	(292)	28,038	(356)	(823)	(28,454)	35,014	45,985
Total net realized gain (loss) on investments	(2,554)	288,135	7,560	19,561	213,194	-	(23,830)
Net change in unrealized appreciation or depreciation on investments	14,812	584,964	5,105	42,125	19,827	-	82,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,966	901,137	12,309	60,863	204,567	35,014	104,239

Change From Unit Transactions:
Net unit transactions	(23,639)	(394,381)	(1,377)	(44,406)	235,590	(173,432)	(15,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(23,639)	(394,381)	(1,377)	(44,406)	235,590	(173,432)	(15,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,673)	506,756	10,932	16,457	440,157	(138,418)	88,300

NET ASSETS AT DECEMBER 31, 2023	$17,223	$4,283,691	$67,117	$333,856	$4,686,553	$904,408	$1,069,520

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2022 and 2023

	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	Columbia Variable Portfolio - Small Cap Value Fund - Class 1	Columbia Variable Portfolio - Strategic Income Fund - Class 1	Franklin Growth and Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Invesco V.I. American Franchise Fund - Series 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2022	$1,004,963	$3,283,810	$1,296,101	$4,418,526	$489,930	$1,759,916	$730,270

Changes From Operations:
Net investment income (loss)	(6,586)	1,950	23,711	87,817	(4,773)	55,664	(5,940)
Total net realized gain (loss) on investments	59,856	1,040,951	29,850	1,376,985	90,149	(39,311)	169,471
Net change in unrealized appreciation or depreciation on investments	(375,294)	(1,329,955)	(204,492)	(1,786,208)	(272,531)	(214,296)	(397,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(322,024)	(287,054)	(150,931)	(321,406)	(187,155)	(197,943)	(233,971)

Change From Unit Transactions:
Net unit transactions	1,920	(324,061)	(111,436)	(541,649)	38,313	(132,331)	30,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,920	(324,061)	(111,436)	(541,649)	38,313	(132,331)	30,368

TOTAL DECREASE IN NET ASSETS	(320,104)	(611,115)	(262,367)	(863,055)	(148,842)	(330,274)	(203,603)

NET ASSETS AT DECEMBER 31, 2022	684,859	2,672,695	1,033,734	3,555,471	341,088	1,429,642	526,667

Changes From Operations:
Net investment income (loss)	(6,614)	2,525	30,983	55,946	(4,234)	54,795	(5,754)
Total net realized gain (loss) on investments	122,891	109,667	(14,348)	(278,396)	(11,119)	(28,154)	18,353
Net change in unrealized appreciation or depreciation on investments	154,556	441,657	73,196	518,738	131,115	77,556	179,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	270,833	553,849	89,831	296,288	115,762	104,197	191,869

Change From Unit Transactions:
Net unit transactions	(142,510)	(283,367)	(13,957)	67,232	(98,816)	8,985	(112,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(142,510)	(283,367)	(13,957)	67,232	(98,816)	8,985	(112,046)

TOTAL INCREASE (DECREASE) IN NET ASSETS	128,323	270,482	75,874	363,520	16,946	113,182	79,823

NET ASSETS AT DECEMBER 31, 2023	$813,182	$2,943,177	$1,109,608	$3,918,991	$358,034	$1,542,824	$606,490

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2022 and 2023

	Invesco V.I. EQV International Equity Fund - Series 1	Invesco V.I. Government Securities Fund - Series 1	Invesco V.I. Technology Fund - Series 1	MFS VIT II Core Equity Portfolio - Initial Class	MFS VIT Growth Series - Initial Class	MFS VIT II High Yield Portfolio - Initial Class	MFS VIT Investor Trust Series - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2022	$4,699,212	$138,398	$1,369,785	$139,144	$3,418,083	$186,001	$4,509,640

Changes From Operations:
Net investment income (loss)	44,217	1,062	(6,819)	(656)	(18,778)	6,565	(989)
Total net realized gain (loss) on investments	408,742	(2,300)	489,248	15,385	404,948	(4,104)	558,511
Net change in unrealized appreciation or depreciation on investments	(1,331,193)	(13,311)	(1,077,874)	(39,490)	(1,519,890)	(23,777)	(1,314,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(878,234)	(14,549)	(595,445)	(24,761)	(1,133,720)	(21,316)	(757,391)

Change From Unit Transactions:
Net unit transactions	(94,598)	(17,931)	357,842	(2,123)	372,250	(14,923)	(124,202)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(94,598)	(17,931)	357,842	(2,123)	372,250	(14,923)	(124,202)

TOTAL DECREASE IN NET ASSETS	(972,832)	(32,480)	(237,603)	(26,884)	(761,470)	(36,239)	(881,593)

NET ASSETS AT DECEMBER 31, 2022	3,726,380	105,918	1,132,182	112,260	2,656,613	149,762	3,628,047

Changes From Operations:
Net investment income (loss)	(17,352)	1,286	(7,474)	(356)	(19,144)	6,807	1,257
Total net realized gain (loss) on investments	(34,142)	(831)	(201,530)	7,758	342,035	(3,682)	287,962
Net change in unrealized appreciation or depreciation on investments	694,553	3,521	672,869	16,748	524,621	12,384	350,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	643,059	3,976	463,865	24,150	847,512	15,509	639,367

Change From Unit Transactions:
Net unit transactions	(137,944)	8,691	(337,579)	(13,483)	(528,305)	(9,049)	(225,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(137,944)	8,691	(337,579)	(13,483)	(528,305)	(9,049)	(225,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	505,115	12,667	126,286	10,667	319,207	6,460	413,686

NET ASSETS AT DECEMBER 31, 2023	$4,231,495	$118,585	$1,258,468	$122,927	$2,975,820	$156,222	$4,041,733

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2022 and 2023

	MFS VIT Research Series - Initial Class	MFS VIT Utilities Series - Initial Class	Templeton Growth VIP Fund - Class 2
	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2022	$4,662,572	$621,443	$2,511,203

Changes From Operations:
Net investment income (loss)	(6,372)	7,457	(10,766)
Total net realized gain (loss) on investments	576,654	54,226	(46,272)
Net change in unrealized appreciation or depreciation on investments	(1,390,266)	(65,325)	(221,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(819,984)	(3,642)	(279,026)

Change From Unit Transactions:
Net unit transactions	(68,549)	(100,210)	(230,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(68,549)	(100,210)	(230,443)

TOTAL DECREASE IN NET ASSETS	(888,533)	(103,852)	(509,469)

NET ASSETS AT DECEMBER 31, 2022	3,774,039	517,591	2,001,734

Changes From Operations:
Net investment income (loss)	(5,481)	12,927	55,282
Total net realized gain (loss) on investments	267,702	35,498	(61,311)
Net change in unrealized appreciation or depreciation on investments	519,139	(63,760)	394,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	781,360	(15,335)	388,361

Change From Unit Transactions:
Net unit transactions	(357,434)	5,816	(182,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(357,434)	5,816	(182,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	423,926	(9,519)	206,344

NET ASSETS AT DECEMBER 31, 2023	$4,197,965	$508,072	$2,208,078

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

The Variable Account:
Effective October 1, 2021, Lincoln Life Assurance Company of Boston, a wholly owned subsidiary of Lincoln National Life Insurance Company (“Lincoln Life”), merged with and into Lincoln Life (the “Company”). Also effective October 1, 2021, LLAC Variable Account is now known as Lincoln Life Flexible Premium Variable Life Account LMB-V (“the Variable Account”). The Variable Account is a separate investment account established by the Company to receive and invest premium payments from individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The assets of the Variable Account are owned by the Company. The Variable Account offers two products, as follows:

- Spectrum Select

- Spectrum Select Plus

As of January 1, 2009, the Company no longer offers Variable Life Insurance policies for sale.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments:
The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-four mutual funds (the Funds) of seven open-ended management investment companies, each Fund with its own investment objective. The Funds are:

BNY Mellon Investment Adviser, Inc.:
BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares
BNY Mellon Stock Index Fund, Inc. - Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares

Columbia Funds Variable Insurance Trust:
Columbia Variable Portfolio - Small Cap Value Fund - Class 1
Columbia Variable Portfolio - Strategic Income Fund - Class 1

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
Columbia Variable Portfolio - Government Money Market Fund - Class 1
Columbia Variable Portfolio - Income Opportunities Fund - Class 1
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

Franklin Templeton Funds, Inc.:
Franklin Growth and Income VIP Fund - Class 2
Franklin Large Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc.:
Invesco V.I. American Franchise Fund - Series 1
Invesco V.I. EQV International Equity Fund - Series 1
Invesco V.I. Government Securities Fund - Series 1
Invesco V.I. Technology Fund - Series 1

MFS Variable Insurance Trust:
MFS VIT Growth Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Utilities Series - Initial Class

MFS Variable Insurance Trust II:
MFS VIT II Core Equity Portfolio - Initial Class
MFS VIT II High Yield Portfolio - Initial Class

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Investment Fund Changes:
During 2022, the Invesco V.I. International Growth Fund - Series 1 changed its name to the Invesco V.I. EQV International Equity Fund - Series 1.

Investments in mutual funds are valued at their closing net asset value ("NAV") as determined by the respective mutual fund. Transactions are recorded on the trade date. Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.

Investments in the Funds are stated at fair value as determined by the closing NAV per share on December 31, 2023. NAV is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and NAV is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on policy owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Company will review this policy and if necessary a provision may be made in future years.

Policy Loans
Policy holders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company’s general account as an asset.

Diversification Requirements:
Under the provisions of Section 817(h) of the Code, a variable life policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company’s Spectrum Select, a modified single payment variable universal life insurance policy, has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a policy termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted and recorded on the Statements of Changes in Net Assets. Daily deductions are made from each subaccount for assumption of mortality and expense risk fees at an annual rate of 1.65% of policy value. These deductions are recorded on the Statements of Operations.

The Company’s Spectrum Select Plus, a flexible premium variable universal life insurance policy, has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a policy termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted and recorded on the Statements of Changes in Net Assets. Daily deductions are made from each subaccount for assumption of mortality and expense risk fees at an annual rate of 0.60% of policy value. These deductions are recorded on the Statements of Operations.

A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each policy holder’s account at the beginning of each month. An annual policy charge to cover the cost of policy administration is deducted from each policy holder’s account on the policy anniversary date. These charges are reported on the Statements of Changes in Net Assets.

The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its policies for distribution under federal and state securities laws.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life policies as of and for each year or period in the five years ended December 31, 2023, follows:

Subaccount	Year		Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	2023		0.60%	1.65%	$43.80	$48.04	377	$17,223	56.82%	58.47%	0.00%
	2022		0.60%	1.65%	27.93	30.31	1,000	28,896	-47.26%	-46.71%	0.00%
	2021		0.60%	1.65%	52.97	56.88	884	47,717	11.09%	12.26%	0.00%
	2020		0.60%	1.65%	47.68	50.67	1,857	89,160	67.22%	68.93%	0.25%
	2019		0.60%	1.65%	28.51	29.99	2,088	60,033	24.17%	25.22%	0.00%

BNY Mellon Stock Index Fund, Inc. - Initial Shares	2023		0.60%	1.65%	35.28	43.11	101,741	4,283,691	23.87%	25.18%	1.41%
	2022		0.60%	1.65%	28.48	34.44	112,458	3,776,935	-19.65%	-18.81%	1.27%
	2021		0.60%	1.65%	35.45	42.41	114,501	4,738,512	26.29%	27.63%	1.15%
	2020		0.60%	1.65%	28.07	33.23	125,791	4,083,406	16.08%	17.32%	1.46%
	2019		0.60%	1.65%	24.18	28.32	133,957	3,711,748	29.03%	30.57%	1.74%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	2023		0.60%	1.65%	22.19	29.05	2,798	67,117	21.80%	23.08%	0.72%
	2022		0.60%	1.65%	18.22	23.60	2,854	56,185	-24.13%	-23.33%	0.49%
	2021		0.60%	1.65%	24.02	30.79	2,839	73,094	24.97%	26.24%	0.76%
	2020		0.60%	1.65%	19.22	24.39	2,923	60,313	22.17%	23.42%	1.14%
	2019		0.60%	1.65%	15.74	19.76	3,781	62,921	32.60%	33.69%	1.52%

BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	2023		0.60%	1.65%	37.47	44.98	7,872	333,856	19.00%	20.25%	0.72%
	2022		0.60%	1.65%	31.49	37.41	9,093	317,399	-19.40%	-18.55%	0.63%
	2021		0.60%	1.65%	39.07	45.93	9,253	397,807	25.06%	26.35%	0.45%
	2020		0.60%	1.65%	31.24	36.35	11,355	390,108	21.72%	22.97%	0.73%
	2019		0.60%	1.65%	25.67	29.56	12,644	356,509	34.33%	35.47%	1.15%

Columbia Variable Portolio - Asset Allocation Fund - Class 1	2020	(a)	0.60%	1.65%	18.88	23.71	-	-	11.30%	12.57%	5.15%
	2019		0.60%	1.65%	16.96	21.06	7,608	158,219	0.00%	0.00%	2.03%

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2023		0.60%	1.65%	27.94	32.60	144,908	4,686,553	3.37%	4.46%	0.00%
	2022		0.60%	1.65%	27.03	31.20	137,307	4,246,396	-2.73%	-1.70%	0.00%
	2021		0.60%	1.65%	27.79	31.74	167,690	5,278,860	24.12%	25.40%	0.00%
	2020		0.60%	1.65%	22.39	25.31	184,961	4,639,546	-0.46%	0.56%	0.00%
	2019		0.60%	1.65%	22.49	25.17	172,485	4,306,887	22.43%	23.44%	0.00%

Columbia Variable Portfolio - Government Money Market Fund - Class 1	2023		0.60%	1.65%	9.53	12.63	76,808	904,408	3.02%	4.10%	4.48%
	2022		0.60%	1.65%	9.25	12.14	95,678	1,042,826	-0.45%	0.60%	0.97%
	2021		0.60%	1.65%	9.29	12.06	146,570	1,548,641	-1.69%	-0.58%	0.01%
	2020		0.60%	1.65%	9.45	12.13	95,561	1,069,625	-1.33%	-0.32%	0.24%
	2019		0.60%	1.65%	9.57	12.17	78,198	896,640	0.53%	1.33%	1.82%

Columbia Variable Portfolio - Income Opportunities Fund - Class 1	2023		0.60%	1.65%	19.57	25.31	43,316	1,069,520	9.74%	10.90%	5.17%
	2022		0.60%	1.65%	17.83	22.82	44,125	981,220	-11.48%	-10.55%	5.04%
	2021		0.60%	1.65%	20.15	25.51	48,958	1,219,602	2.81%	3.87%	9.28%
	2020		0.60%	1.65%	19.60	24.56	45,379	1,087,731	4.21%	5.28%	4.37%
	2019		0.60%	1.65%	18.81	23.33	44,446	1,013,347	14.98%	15.95%	5.20%

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	2023		0.60%	1.65%	25.37	36.56	24,550	813,182	40.83%	42.31%	0.00%
	2022		0.60%	1.65%	18.01	25.69	29,286	684,859	-32.51%	-31.79%	0.00%
	2021		0.60%	1.65%	26.69	37.67	29,389	1,004,963	26.61%	27.96%	0.00%
	2020		0.60%	1.65%	21.08	29.44	34,318	908,533	32.53%	33.95%	0.00%
	2019		0.60%	1.65%	15.90	21.98	39,278	783,630	33.61%	35.26%	0.00%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

Columbia Variable Portfolio - Small Cap Value Fund - Class 1	2023	0.60%	1.65%	66.11	86.76	34,541	2,943,177	19.95%	21.22%	0.75%
	2022	0.60%	1.65%	55.11	71.58	38,078	2,672,695	-10.19%	-9.24%	0.70%
	2021	0.60%	1.65%	61.37	78.86	42,453	3,283,810	27.09%	28.42%	0.68%
	2020	0.60%	1.65%	48.29	61.41	47,989	2,878,015	7.07%	8.16%	0.60%
	2019	0.60%	1.65%	45.10	56.78	48,200	2,676,200	19.76%	20.78%	0.60%

Columbia Variable Portfolio - Strategic Income Fund - Class 1	2023	0.60%	1.65%	23.39	29.74	38,382	1,109,608	7.88%	9.02%	3.59%
	2022	0.60%	1.65%	21.68	27.28	39,073	1,033,734	-12.82%	-11.90%	2.72%
	2021	0.60%	1.65%	24.86	30.96	43,150	1,296,101	0.40%	1.47%	5.57%
	2020	0.60%	1.65%	24.76	30.51	39,513	1,167,125	5.12%	6.20%	3.28%
	2019	0.60%	1.65%	23.56	28.73	39,340	1,095,194	8.97%	9.87%	3.85%

Franklin Growth and Income VIP Fund - Class 2	2023	0.60%	1.65%	32.99	37.52	105,436	3,918,991	7.20%	8.33%	2.15%
	2022	0.60%	1.65%	30.78	34.64	103,698	3,555,471	-8.33%	-7.36%	2.85%
	2021	0.60%	1.65%	33.57	37.39	119,323	4,418,526	23.19%	24.51%	2.49%
	2020	0.60%	1.65%	27.25	30.03	128,645	3,829,912	3.84%	4.91%	3.42%
	2019	0.60%	1.65%	26.25	28.63	125,533	3,565,812	24.03%	25.06%	2.31%

Franklin Large Cap Growth VIP Fund - Class 2	2023	0.60%	1.65%	31.83	38.98	10,327	358,034	38.15%	39.60%	0.00%
	2022	0.60%	1.65%	23.04	27.92	13,849	341,088	-37.57%	-36.92%	0.00%
	2021	0.60%	1.65%	36.91	44.26	12,551	489,930	13.39%	14.57%	0.00%
	2020	0.60%	1.65%	32.55	38.63	14,795	505,386	42.33%	43.79%	0.00%
	2019	0.60%	1.65%	22.87	26.86	16,835	403,026	32.84%	33.94%	0.00%

Franklin Strategic Income VIP Fund - Class 2	2023	0.60%	1.65%	20.15	25.12	63,123	1,542,824	6.42%	7.54%	4.39%
	2022	0.60%	1.65%	18.93	23.36	62,946	1,429,642	-12.21%	-11.28%	4.18%
	2021	0.60%	1.65%	21.57	26.33	68,681	1,759,916	0.47%	1.50%	3.24%
	2020	0.60%	1.65%	21.47	25.94	63,534	1,600,280	1.78%	2.83%	4.34%
	2019	0.60%	1.65%	21.10	25.23	61,498	1,507,541	6.66%	7.54%	5.06%

Invesco V.I. American Franchise Fund - Series 1	2023	0.60%	1.65%	20.46	30.93	23,292	606,490	38.63%	40.09%	0.00%
	2022	0.60%	1.65%	14.76	22.08	28,535	526,667	-32.24%	-31.52%	0.00%
	2021	0.60%	1.65%	21.78	32.25	27,315	730,270	10.11%	11.25%	0.00%
	2020	0.60%	1.65%	19.78	28.99	28,840	691,304	40.09%	41.53%	0.07%
	2019	0.60%	1.65%	14.12	20.48	34,016	587,009	34.99%	36.08%	0.00%

Invesco V.I. EQV International Equity Fund - Series 1	2023	0.60%	1.65%	15.83	22.88	188,518	4,231,495	16.22%	17.44%	0.20%
	2022	0.60%	1.65%	13.62	19.48	194,940	3,726,380	-19.64%	-18.79%	1.65%
	2021	0.60%	1.65%	16.95	23.99	199,706	4,699,212	4.18%	5.27%	1.33%
	2020	0.60%	1.65%	16.27	22.79	188,059	4,186,939	12.18%	13.33%	2.17%
	2019	0.60%	1.65%	14.50	20.11	194,710	3,829,199	26.86%	28.01%	1.63%

Invesco V.I. Government Securities Fund - Series 1	2023	0.60%	1.65%	14.31	18.37	7,061	118,586	2.91%	4.00%	2.08%
	2022	0.60%	1.65%	13.90	17.66	6,574	105,918	-11.76%	-10.83%	1.78%
	2021	0.60%	1.65%	15.76	19.81	7,550	138,398	-3.84%	-2.84%	2.37%
	2020	0.60%	1.65%	16.39	20.39	8,679	162,400	4.58%	5.65%	2.38%
	2019	0.60%	1.65%	15.67	19.30	8,490	150,370	4.68%	5.58%	2.45%

Invesco V.I. Technology Fund - Series 1	2023	0.60%	1.65%	38.41	50.60	32,627	1,258,468	46.07%	44.55%	0.00%
	2022	0.60%	1.65%	26.30	35.00	42,873	1,132,182	-40.31%	-40.93%	0.00%
	2021	0.60%	1.65%	44.05	59.26	30,982	1,369,785	12.53%	13.71%	0.00%
	2020	0.60%	1.65%	38.74	52.66	31,012	1,206,038	43.79%	45.27%	0.00%
	2019	0.60%	1.65%	26.67	36.62	41,134	1,101,897	35.24%	34.14%	0.00%

MFS VIT II Core Equity Portfolio - Initial Class	2023	0.60%	1.65%	34.84	40.80	3,098	122,927	21.13%	22.41%	0.52%
	2022	0.60%	1.65%	28.76	33.34	3,499	112,260	-18.62%	-17.76%	0.30%
	2021	0.60%	1.65%	35.34	40.54	3,586	139,144	23.26%	24.59%	0.52%
	2020	0.60%	1.65%	28.67	32.54	4,684	143,102	16.82%	18.02%	0.68%
	2019	0.60%	1.65%	24.54	27.57	4,646	120,888	31.47%	32.56%	0.86%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

MFS VIT Growth Series - Initial Class	2023	0.60%	1.65%	24.79	41.56	75,057	2,975,820	33.65%	35.05%	0.00%
	2022	0.60%	1.65%	18.55	30.78	90,584	2,656,613	-32.75%	-32.04%	0.00%
	2021	0.60%	1.65%	27.59	45.29	79,537	3,418,083	21.54%	22.80%	0.00%
	2020	0.60%	1.65%	22.70	36.88	85,275	2,989,785	29.76%	31.09%	0.00%
	2019	0.60%	1.65%	17.50	28.13	102,226	2,735,021	36.36%	37.50%	0.00%

MFS VIT II High Yield Portfolio - Initial Class	2023	0.60%	1.65%	22.83	28.50	6,420	156,222	10.57%	11.74%	5.75%
	2022	0.60%	1.65%	20.65	25.51	6,875	149,762	-11.98%	-11.05%	5.21%
	2021	0.60%	1.65%	23.46	28.67	7,551	186,001	1.82%	2.87%	4.79%
	2020	0.60%	1.65%	23.04	27.87	7,866	189,138	3.41%	4.47%	5.43%
	2019	0.60%	1.65%	22.28	26.68	7,926	183,180	13.32%	14.27%	5.72%

MFS VIT Investor Trust Series - Initial Class	2023	0.60%	1.65%	33.94	42.28	97,664	4,041,733	17.04%	18.27%	0.71%
	2022	0.60%	1.65%	29.00	35.75	103,621	3,628,047	-17.85%	-16.99%	0.63%
	2021	0.60%	1.65%	35.30	43.06	106,895	4,509,640	24.73%	26.05%	0.64%
	2020	0.60%	1.65%	28.30	34.16	115,835	3,883,238	12.06%	13.21%	0.58%
	2019	0.60%	1.65%	25.25	30.18	121,149	3,591,406	29.88%	30.96%	0.70%

MFS VIT Research Series - Initial Class	2023	0.60%	1.65%	30.06	42.40	100,886	4,197,965	20.42%	21.69%	0.50%
	2022	0.60%	1.65%	24.96	34.84	110,432	3,774,039	-18.56%	-17.71%	0.46%
	2021	0.60%	1.65%	30.65	42.34	112,275	4,662,572	22.75%	24.06%	0.55%
	2020	0.60%	1.65%	24.97	34.13	121,361	4,065,297	14.74%	15.92%	0.66%
	2019	0.60%	1.65%	21.76	29.44	129,816	3,751,838	31.23%	32.32%	0.80%

MFS VIT Utilities Series - Initial Class	2023	0.60%	1.65%	35.62	52.16	11,224	508,072	-3.71%	-2.69%	3.45%
	2022	0.60%	1.65%	36.99	53.61	11,115	517,591	-0.89%	0.15%	2.23%
	2021	0.60%	1.65%	37.32	53.53	13,226	621,443	12.21%	13.41%	1.76%
	2020	0.60%	1.65%	33.26	47.20	14,329	601,425	4.22%	5.29%	2.33%
	2019	0.60%	1.65%	31.91	44.83	14,259	569,904	23.45%	24.48%	4.03%

Templeton Growth VIP Fund - Class 2	2023	0.60%	1.65%	21.32	23.39	94,729	2,208,078	19.04%	20.29%	3.27%
	2022	0.60%	1.65%	17.91	19.44	103,429	2,001,734	-12.95%	-12.03%	0.15%
	2021	0.60%	1.65%	20.57	22.10	114,167	2,511,203	3.16%	4.25%	1.08%
	2020	0.60%	1.65%	19.94	21.20	104,941	2,214,340	4.11%	5.18%	2.57%
	2019	0.60%	1.65%	19.15	20.16	101,540	2,039,701	13.66%	14.61%	2.72%

(a) For the period from January 1, 2020 through April 24, 2020 (date of merger).

(1) These amounts represent the annualized minimum and maximum policy expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(2) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(3) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Amounts may not appear to foot/crossfoot/calculate due to rounding.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2023:

	Aggregate	Aggregate
	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$611	$24,544
BNY Mellon Stock Index Fund, Inc. - Initial Shares	257,514	474,819
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	8,325	2,964
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	39,042	54,962
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	620,701	413,565
Columbia Variable Portfolio - Government Money Market Fund - Class 1	323,569	461,987
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	134,579	104,533
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	10,875	159,999
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	341,616	419,672
Columbia Variable Portfolio - Strategic Income Fund - Class 1	116,927	99,901
Franklin Growth and Income VIP Fund - Class 2	649,300	330,888
Franklin Large Cap Growth VIP Fund - Class 2	13,572	105,466
Franklin Strategic Income VIP Fund - Class 2	199,176	135,396
Invesco V.I. American Franchise Fund - Series 1	22,323	127,751
Invesco V.I. EQV International Equity Fund - Series 1	315,491	467,809
Invesco V.I. Government Securities Fund - Series 1	14,931	4,955
Invesco V.I. Technology Fund - Series 1	38,216	383,270
MFS VIT II Core Equity Portfolio - Initial Class	8,459	16,885
MFS VIT Growth Series - Initial Class	261,218	593,900
MFS VIT II High Yield Portfolio - Initial Class	15,075	17,317
MFS VIT Investor Trust Series - Initial Class	330,794	344,238
MFS VIT Research Series - Initial Class	315,252	465,740
MFS VIT Utilities Series - Initial Class	86,704	40,610
Templeton Growth VIP Fund - Class 2	160,456	287,191

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2023:

		Net	Fair
	Shares	Asset	Value of	Cost of
Subaccount	Owned	Value	Shares	Shares

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	614.85	$28.01	$17,223	$14,861
BNY Mellon Stock Index Fund, Inc. - Initial Shares	62,011	69.08	4,283,691	3,405,158
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	1,492	44.98	67,117	59,166
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	9,533	35.02	333,856	363,650
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	119,433	39.24	4,686,553	3,094,886
Columbia Variable Portfolio - Government Money Market Fund - Class 1	904,408	1.00	904,408	904,408
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	168,428	6.35	1,069,520	1,191,326
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	21,813	37.28	813,182	350,495
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	226,747	12.98	2,943,177	2,816,280
Columbia Variable Portfolio - Strategic Income Fund - Class 1	299,894	3.70	1,109,608	1,224,731
Franklin Growth and Income VIP Fund - Class 2	621,076	6.31	3,918,991	4,828,995
Franklin Large Cap Growth VIP Fund - Class 2	19,480	18.38	358,034	368,337
Franklin Strategic Income VIP Fund - Class 2	171,235	9.01	1,542,824	1,706,996
Invesco V.I. American Franchise Fund - Series 1	10,286	58.96	606,490	619,711
Invesco V.I. EQV International Equity Fund - Series 1	124,127	34.09	4,231,495	4,385,517
Invesco V.I. Government Securities Fund - Series 1	11,491	10.32	118,586	133,124
Invesco V.I. Technology Fund - Series 1	68,025	18.50	1,258,468	1,253,544
MFS VIT II Core Equity Portfolio - Initial Class	4,443	27.67	122,927	114,928
MFS VIT Growth Series - Initial Class	49,358	60.29	2,975,820	2,967,664
MFS VIT II High Yield Portfolio - Initial Class	31,244	5.00	156,222	170,700
MFS VIT Investor Trust Series - Initial Class	112,302	35.99	4,041,733	3,454,746
MFS VIT Research Series - Initial Class	131,310	31.97	4,197,965	3,823,432
MFS VIT Utilities Series - Initial Class	15,754	32.25	508,072	509,359
Templeton Growth VIP Fund - Class 2	184,160	11.99	2,208,078	1,960,474

Note: Fair Value of Shares may not appear to calculate due to rounding.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2023, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	16	(639)	(623)
BNY Mellon Stock Index Fund, Inc. - Initial Shares	1,347	(12,064)	(10,717)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	31	(87)	(56)
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	192	(1,413)	(1,221)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	20,340	(12,739)	7,601
Columbia Variable Portfolio - Government Money Market Fund - Class 1	27,571	(46,441)	(18,870)
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	3,430	(4,239)	(809)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	363	(5,099)	(4,736)
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	1,652	(5,189)	(3,537)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,813	(3,504)	(691)
Franklin Growth and Income VIP Fund - Class 2	10,615	(8,877)	1,738
Franklin Large Cap Growth VIP Fund - Class 2	78	(3,600)	(3,522)
Franklin Strategic Income VIP Fund - Class 2	5,614	(5,437)	177
Invesco V.I. American Franchise Fund - Series 1	379	(5,622)	(5,243)
Invesco V.I. EQV International Equity Fund - Series 1	14,732	(21,154)	(6,422)
Invesco V.I. Government Securities Fund - Series 1	713	(226)	487
Invesco V.I. Technology Fund - Series 1	1,185	(11,431)	(10,246)
MFS VIT II Core Equity Portfolio - Initial Class	72	(473)	(401)
MFS VIT Growth Series - Initial Class	1,303	(16,830)	(15,527)
MFS VIT II High Yield Portfolio - Initial Class	251	(706)	(455)
MFS VIT Investor Trust Series - Initial Class	2,504	(8,461)	(5,957)
MFS VIT Research Series - Initial Class	2,261	(11,807)	(9,546)
MFS VIT Utilities Series - Initial Class	824	(715)	109
Templeton Growth VIP Fund - Class 2	4,334	(13,034)	(8,700)

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2022, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	237	(121)	116
BNY Mellon Stock Index Fund, Inc. - Initial Shares	4,880	(6,923)	(2,043)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	67	(52)	15
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	200	(360)	(160)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2,995	(33,378)	(30,383)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	20,903	(71,795)	(50,892)
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	2,358	(7,191)	(4,833)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	2,670	(2,773)	(103)
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	1,395	(5,770)	(4,375)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,724	(6,801)	(4,077)
Franklin Growth and Income VIP Fund - Class 2	2,106	(17,731)	(15,625)
Franklin Large Cap Growth VIP Fund - Class 2	1,703	(405)	1,298
Franklin Strategic Income VIP Fund - Class 2	4,306	(10,041)	(5,735)
Invesco V.I. American Franchise Fund - Series 1	2,595	(1,375)	1,220
Invesco V.I. EQV International Equity Fund - Series 1	18,878	(23,644)	(4,766)
Invesco V.I. Government Securities Fund - Series 1	265	(1,241)	(976)
Invesco V.I. Technology Fund - Series 1	14,105	(2,214)	11,891
MFS VIT II Core Equity Portfolio - Initial Class	202	(289)	(87)
MFS VIT Growth Series - Initial Class	17,327	(6,280)	11,047
MFS VIT II High Yield Portfolio - Initial Class	79	(755)	(676)
MFS VIT Investor Trust Series - Initial Class	4,418	(7,692)	(3,274)
MFS VIT Research Series - Initial Class	6,410	(8,253)	(1,843)
MFS VIT Utilities Series - Initial Class	197	(2,308)	(2,111)
Templeton Growth VIP Fund - Class 2	6,291	(17,029)	(10,738)

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

7. SUBSEQUENT EVENTS

Management evaluated subsequent events through the date at which the Variable Account's financial statements were available to be issued, and determined there were no matters to be disclosed.